Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax [Line Items]
Business combination, temporary basis difference in assets	$ 5,900
Federal and state income tax rate	40.00%
Deferred tax assets	27,700
Deferred tax assets, net	$ 33,600